Average Annual Total Returns - FidelityShort-TermBondFund-AMCIZPRO - FidelityShort-TermBondFund-AMCIZPRO - Fidelity Short-Term Bond Fund	Oct. 30, 2024
Fidelity Advisor Short-Term Bond Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	3.43%
Past 5 years	1.21%
Since Inception	1.03%	[1]
Fidelity Advisor Short-Term Bond Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	2.24%
Past 5 years	0.47%
Since Inception	0.37%	[1]
Fidelity Advisor Short-Term Bond Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.01%
Past 5 years	0.63%
Since Inception	0.51%	[1]
Fidelity Advisor Short-Term Bond Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	3.41%
Past 5 years	1.20%
Since Inception	1.02%	[2]
Fidelity Advisor Short-Term Bond Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	3.11%
Past 5 years	0.63%
Since Inception	0.37%	[3]
Fidelity Advisor Short-Term Bond Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	5.20%
Past 5 years	1.68%
Since Inception	1.39%	[4]
Fidelity Advisor Short-Term Bond Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	5.40%
Past 5 years	1.81%
Since Inception	1.87%	[5]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	0.82%
LB013
Average Annual Return:
Past 1 year	4.61%
Past 5 years	1.51%
Since Inception	1.30%

[1]	A From July 12, 2016 .
[2]	B From July 12, 2016 .
[3]	C From July 12, 2016 .
[4]	D From July 12, 2016 .
[5]	E From October 2, 2018 .